BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of revised IFRSs adapted for the first time for the current year's financial statements

Amendments to IAS 7	Disclosure Initiative
Amendments to IAS 12	Recognition of Deferred Tax Assets for Unrealized Losses
Amendments to IFRS 12 included in Annual Improvements to IFRSs 2014-2016 Cycle	Disclosure of Interests in Other Entities: Clarification of the Scope of IFRS 12

Schedule of new and revised IFRSs that have been issued but are not yet effective

Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions[1]
Amendments to IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts[1]
IFRS 9	Financial Instruments[1]
Amendments to IFRS 9	Prepayment Features with Negative Compensation[2]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[4]
IFRS 15	Revenue from Contracts with Customers[1]
Amendments to IFRS 15	Clarifications to IFRS 15 Revenue from Contracts with Customers[1]
IFRS 16	Leases[2]
IFRS 17	Insurance Contracts3
Amendments to IAS 19	Employee Benefits2
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures2
Amendments to IAS 40	Transfers of Investment Property[1]
IFRIC-Int 22	Foreign Currency Transactions and Advance Consideration[1]
IFRIC-Int 23	Uncertainty over Income Tax Treatments[2]
Annual Improvements 2014‑2016 Cycle	Amendments to IFRS 1 and IAS 281
Annual Improvements 2015-2017 Cycle	Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 232

[1]Effective for annual periods beginning on or after January 1, 2018

[2]Effective for annual periods beginning on or after January 1, 2019

[3]Effective for annual periods beginning on or after January 1, 2021

4No mandatory effective date yet determined but available for adoption

Schedule of estimated useful lives of property, plant and equipment

Buildings	8	-	45	years
Machinery	3	-	30	years
Transportation facilities	6	-	10	years
Office and other equipment	3	-	10	years

Schedule of estimated useful lives of investment properties

Buildings			50	years
Land use rights	40	-	70	years